Total
MFS Mid Cap Growth Fund
MFS® Mid Cap Growth Fund
SUPPLEMENT TO THE PROSPECTUS Supplement dated March 1, 2022, to the Prospectus dated December 29, 2021.

MFS® Mid Cap Growth Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses for Class 529B shares have been adjusted to reflect the full impact of the distribution fee.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS Mid Cap Growth Fund	A		B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none	none	4.00%	1.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS Mid Cap Growth Fund		A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
Management Fee		0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none	0.25%	1.00%	1.00%
Other Expenses		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%	0.02%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		1.01%	1.76%	1.76%	0.76%	1.76%	1.26%	1.01%	0.76%	0.66%	1.06%	1.81%	1.81%
Fee Reductions and/or Expense Reimbursements	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.00%	1.75%	1.75%	0.75%	1.75%	1.25%	1.00%	0.75%	0.65%	1.05%	1.80%	1.80%
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2023.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS Mid Cap Growth Fund - USD ($)		1 YEAR	3 YEARS	5 YEARS	10 YEARS
A		671	876	1,099	1,738
B	[1]	578	852	1,152	1,873
C	[1]	278	552	952	1,873
I		77	241	420	940
529A		676	891	1,124	1,793
529B	[1]	583	867	1,178	1,928
529C	[1]	283	567	978	1,928
R1		178	552	952	2,071
R2		127	398	690	1,521
R3		102	320	556	1,234
R4		77	241	420	940
R6		66	209	366	821
[1]	Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.

Expense Example No Redemption - MFS Mid Cap Growth Fund - USD ($)		1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	[1]	178	552	952	1,873
C	[1]	178	552	952	1,873
529B	[1]	183	567	978	1,928
529C	[1]	183	567	978	1,928
[1]	Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.